Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
21.     ADVERTISING EXPENSES

Advertising expenses incurred during the years ended March 31, 2014, 2015 and 2016 related primarily to advertisements in magazines, journals and newspapers and amounted to ¥656,890 thousand, ¥574,118 thousand and ¥815,439 thousand, respectively.